COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
SCHEDULE OF FUTURE MINIMUM ANNUAL LEASE PAYMENTS FOR OPERATING LEASES

As of September 30, 2024, the future minimum annual lease payments under the operating leases were as follows (in thousands):

Total Minimum
Lease Payments
2024	$316
2025	242
Total operating lease payments	558
Less: Amount representing interest	(18)
Present value of net minimum lease payments	$540

As of December 31, 2023, the future minimum annual lease payments under the operating leases were as follows (in thousands):

Total Minimum
Lease Payments
2024	$466
2025	242
Total operating lease payments	708
Less: Amount representing interest	(33)
Present value of net minimum lease payments	$675

SCHEDULE OF COMPONENTS OF OPERATING LEASES

As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the lease commencement date. The components of operating leases as of September 30, 2024 and as of December 31, 2023 were as follows (in thousands except lease term and discount rate):

	September 30,	December 31,
	2024	2023
Operating lease liabilities:
Current	459	420
Non-current	81	255
Total lease liabilities	$540	$675
Weighted-average remaining lease term (in years)	1.1	1.5
Weighted-average incremental borrowing rate	6.4%	6.0%

The components of operating leases for the years ended December 31, 2023 and December 31, 2022 were as follows (in thousands except lease term and discount rate):

	December 31,	December 31,
Operating lease liabilities:	2023	2022
Current	420	385
Non-current	255	705
Total lease liabilities	$675	$1,090
Weighted-average remaining lease term (in years)	1.5	2.4
Weighted-average incremental borrowing rate	6%	6%

SCHEDULE OF SUPPLEMENTAL CASH FLOW

Supplemental cash flow information related to cash paid for amounts included in the measurement of operating lease liabilities was as follows (in thousands):

	Nine months ended September 30,
	2024	2023
Cash paid included in operating cash flows	$380	$323

SCHEDULE OF OPERATING LEASE EXPENSE

Rent expense was as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Operating lease	$115	$111	$343	$332
Short-term lease	—	—	165	—
Total rent expense	$115	$111	$508	$332